GOODWILL DISCLOSURE	0 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Goodwill Disclosure
NOTE 7—GOODWILL:

The changes in the carrying amount of goodwill for the year ended December 31, 2014 was as follows:
	Generics	Specialty	Other	Total

	(U.S. $ in millions)
Balance as of January 1, 2014	$9,088	$8,668	$1,225	$18,981
Changes during year:
Goodwill acquired	-	183	-	183
Translation differences and other	(358)	(349)	(49)	(756)

Balance as of December 31, 2014	$8,730	$8,502	$1,176	$18,408

<><As of December 31, 2014, 2013 and 2012, the Company determined that there was no impairment with respect to goodwill.